REVENUES (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenues

year ended December 31, 2024	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Power and Energy Solutions	Total
(millions of Canadian $)

Revenues from contracts with customers
Capacity arrangements and transportation	5,586	5,382	438	—	11,406
Power generation	—	—	—	266	266
Natural gas storage and other[1,2]	14	869	124	383	1,390
	5,600	6,251	562	649	13,062
Other revenues[3]	—	88	—	305	393
Sales-type lease income[4]	—	—	308	—	308
Corporate revenues[5]	—	—	—	—	8
	5,600	6,339	870	954	13,771
1Includes $14 million of fee revenues from an affiliate related to the development and construction of the Coastal GasLink pipeline project which is 35 per cent owned by TC Energy.
2Includes $98 million of revenues generated from non-lease components for the provision of operating and maintenance services with respect to sales-type leases on the in-service Transportadora de Gas Natural de La Huasteca (TGNH) pipelines. Refer to Note 10, Leases, for additional information.
3Other revenues include income from the Company's operating lease arrangements, marketing activities and financial instruments. Refer to Note 10, Leases, and Note 28, Risk management and financial instruments, for additional information.
4Represents the sales-type lease income on the in-service TGNH pipelines. Refer to Note 10, Leases, for additional information.
5Includes $7 million of revenues generated from the Transition Services Agreement with South Bow. Refer to Note 4, Discontinued operations, for additional information.

year ended December 31, 2023	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Power and Energy Solutions	Total
(millions of Canadian $)

Revenues from contracts with customers
Capacity arrangements and transportation	5,141	5,107	442	—	10,690
Power generation	—	—	—	427	427
Natural gas storage and other[1,2]	32	874	125	363	1,394
	5,173	5,981	567	790	12,511
Other revenues[3]	—	248	—	229	477
Sales-type lease income[4]	—	—	279	—	279
	5,173	6,229	846	1,019	13,267
1Includes $31 million of fee revenues from an affiliate related to the development and construction of the Coastal GasLink pipeline project which is 35 per cent owned by TC Energy.
2Includes $97 million of revenues generated from non-lease components for the provision of operating and maintenance services with respect to sales-type leases on the in-service TGNH pipelines. Refer to Note 10, Leases, for additional information.
3Other revenues include income from the Company's operating lease arrangements, marketing activities and financial instruments. Refer to Note 10, Leases, and Note 28, Risk management and financial instruments, for additional information.
4Represents the sales-type lease income on the in-service TGNH pipelines. Refer to Note 10, Leases, for additional information.

year ended December 31, 2022	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Power and Energy Solutions	Total
(millions of Canadian $)

Revenues from contracts with customers
Capacity arrangements and transportation	4,696	4,621	507	—	9,824
Power generation	—	—	—	490	490
Natural gas storage and other[1,2]	68	1,298	54	391	1,811
	4,764	5,919	561	881	12,125
Other revenues[3,4]	—	14	—	43	57
Sales-type lease income[5]	—	—	127	—	127
	4,764	5,933	688	924	12,309
1Includes $68 million of fee revenues from an affiliate related to the development and construction of the Coastal GasLink pipeline project which is 35 per cent owned by TC Energy.
2Includes $37 million of revenues generated from non-lease components for the provision of operating and maintenance services with respect to sales-type leases on the in-service TGNH pipelines. Refer to Note 10, Leases, for additional information.
3Other revenues include income from the Company's operating lease arrangements, marketing activities and financial instruments. Refer to Note 10, Leases, and Note 28, Risk management and financial instruments, for additional information.
4Other revenues from U.S. Natural Gas Pipelines include the amortization of the net regulatory liabilities resulting from H.R. 1, the Tax Cuts and Jobs Act (U.S. Tax Reform). Refer to Note 13, Rate-regulated businesses.
5 Represents the sales-type lease income on the in-service TGNH pipelines. Refer to Note 10, Leases, for additional information.

Contract Balances
Contract Balances

at December 31	2024	2023	Affected line item on the Consolidated balance sheet
(millions of Canadian $)

Receivables from contracts with customers	1,452	1,388	Accounts receivable
Contract assets (Note 8)	165	151	Other current assets
Long-term contract assets (Note 15)	608	457	Other long-term assets
Contract liabilities[1] (Note 17)	30	47	Accounts payable and other
Long-term contract liabilities[1]	—	2	Other long-term liabilities
1During the year ended December 31, 2024, $41 million (2023 – $47 million) of revenues were recognized that were included in contract liabilities and long-term contract liabilities at the beginning of the year.